Other Assets - ASU Adoption (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ 171.4	$ 203.1
Other assets	45.4	58.0
Long-term debt, excluding current portion	8,156.7	8,262.3
Net deferred tax assets, noncurrent	20.7	20.4
Net deferred tax liabilities, noncurrent	228.2	562.3
New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net deferred tax assets, current	72.8	72.8
Net deferred tax assets, noncurrent		1.8
Net deferred tax liabilities, noncurrent		71.0
Long-term Debt | New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	171.4	203.1
Other assets | New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ (171.4)	(203.1)
Reported Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		259.3
Long-term debt, excluding current portion		$ 8,465.4